Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.6%
Communication Services - 4.4%
105,820	Alphabet, Inc. - Class A*	282,911,887
Consumer Discretionary - 13.9%
77,187	Amazon.com, Inc.*	253,562,383
1,389,361	Chegg, Inc.*	94,504,335
685,966	Etsy, Inc.*	142,653,489
413,322	Home Depot, Inc.	135,677,080
999,627	NIKE, Inc.	145,175,829
1,063,185	Starbucks Corp.	117,279,937
		888,853,053
Financials - 2.9%
302,522	MSCI, Inc.	184,036,234
Health Care - 23.4%
230,315	Bio-Rad Laboratories, Inc.*	171,803,474
879,598	Danaher Corp.	267,784,815
1,327,113	Edwards Lifesciences Corp.*	150,242,463
379,709	IDEXX Laboratories, Inc.*	236,141,027
395,893	Thermo Fisher Scientific, Inc.	226,185,548
591,350	UnitedHealth Group, Inc.	231,064,099
512,918	West Pharmaceutical Services, Inc.	217,754,208
		1,500,975,634
Industrials - 6.7%
329,911	Enphase Energy, Inc.*	49,476,753
2,357,930	Fortive Corp.	166,399,120
1,056,206	Verisk Analytics, Inc.	211,526,375
		427,402,248
Information Technology - 41.6%
118,270	Accenture PLC	37,836,938
368,504	Adobe, Inc.*	212,155,123
891,382	Analog Devices, Inc.	149,288,657
619,984	Autodesk, Inc.*	176,800,837
1,259,886	Cadence Design Systems, Inc.*	190,797,136
2,959,961	Dynatrace, Inc.*	210,068,432
501,714	Intuit, Inc.	270,679,720
3,025,221	Marvell Technology, Inc.	182,451,079
1,059,450	Microsoft Corp.	298,680,144
384,689	Monolithic Power Systems, Inc.	186,451,065
866,483	NVIDIA Corp.	179,500,618
317,461	ServiceNow, Inc.*	197,546,457
605,044	Square, Inc.*	145,113,753
1,013,387	Visa, Inc.	225,731,954
		2,663,101,913
Materials - 1.7%
511,673	Ecolab, Inc.	106,745,221
Total Common Stocks (Cost $3,690,562,422)		6,054,026,190

Real Estate Investment Trusts - 3.8%
908,811	American Tower Corp.	241,207,527
Total Real Estate Investment Trusts (Cost $187,959,418)		241,207,527

Short-Term Investments - 1.4%
Money Market Funds - 1.4%
90,012,606	First American Government Obligations Fund - Class Z, 0.02%#	90,012,606
Total Short-Term Investments (Cost $90,012,606)		90,012,606
Total Investments - 99.8% (Cost $3,968,534,446)		6,385,246,323
Other Assets in Excess of Liabilities - 0.2%		11,451,461
NET ASSETS - 100.0%		$6,396,697,784

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.